Credit quality of loans and advances to banks and customers	6 Months Ended
Jun. 30, 2021
Credit quality of loans and advances to banks and customers
Credit quality of loans and advances to banks and customers
Note 18: Credit quality of loans and advances to banks and customers

Gross drawn exposures and expected credit loss allowances	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

At 30 June 2021
Loans and advances to banks:
CMS 1-10	10,804	—	—	—	10,804	3	—	—	—	3
CMS 11-14	10	—	—	—	10	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	10,814	—	—	—	10,814	3	—	—	—	3

Loans and advances to customers:
Retail - UK Mortgages
RMS 1-6	262,472	22,374	—	—	284,846	123	234	—	—	357
RMS 7-9	69	4,022	—	—	4,091	1	59	—	—	60
RMS 10	—	918	—	—	918	—	23	—	—	23
RMS 11-13	—	2,456	—	—	2,456	—	95	—	—	95
RMS 14	—	—	1,924	11,886	13,810	—	—	175	190	365
	262,541	29,770	1,924	11,886	306,121	124	411	175	190	900
Retail - credit cards
RMS 1-6	9,032	1,124	—	—	10,156	61	46	—	—	107
RMS 7-9	1,720	1,028	—	—	2,748	60	115	—	—	175
RMS 10	150	317	—	—	467	6	60	—	—	66
RMS 11-13	54	467	—	—	521	—	169	—	—	169
RMS 14	—	—	323	—	323	—	—	140	—	140
	10,956	2,936	323	—	14,215	127	390	140	—	657
Retail - loans and overdrafts
RMS 1-6	5,991	398	—	—	6,389	73	19	—	—	92
RMS 7-9	1,707	519	—	—	2,226	74	60	—	—	134
RMS 10	63	143	—	—	206	6	29	—	—	35
RMS 11-13	21	353	—	—	374	3	134	—	—	137
RMS 14	—	—	312	—	312	—	—	151	—	151
	7,782	1,413	312	—	9,507	156	242	151	—	549
Retail - UK Motor Finance
RMS 1-6	11,638	1,464	—	—	13,102	142	36	—	—	178
RMS 7-9	687	490	—	—	1,177	7	29	—	—	36
RMS 10	—	134	—	—	134	—	19	—	—	19
RMS 11-13	22	184	—	—	206	—	45	—	—	45
RMS 14	—	—	233	—	233	—	—	152	—	152
	12,347	2,272	233	—	14,852	149	129	152	—	430
Retail - other
RMS 1-6	15,661	485	—	—	16,146	25	15	—	—	40
RMS 7-9	1,982	357	—	—	2,339	6	43	—	—	49
RMS 10	—	5	—	—	5	—	—	—	—	—
RMS 11-13	431	356	—	—	787	—	29	—	—	29
RMS 14	—	—	244	—	244	—	—	54	—	54
	18,074	1,203	244	—	19,521	31	87	54	—	172
Total Retail	311,700	37,594	3,036	11,886	364,216	587	1,259	672	190	2,708
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 18: Credit quality of loans and advances to banks and customers (continued)

Gross drawn exposures and expected credit loss allowances (continued)	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

At 30 June 2021
Commercial Banking
CMS 1-10	38,828	133	—	—	38,961	28	2	—	—	30
CMS 11-14	32,404	3,461	—	—	35,865	118	51	—	—	169
CMS 15-18	3,012	4,203	—	—	7,215	44	237	—	—	281
CMS 19	—	607	—	—	607	—	71	—	—	71
CMS 20-23	—	—	3,078	—	3,078	—	—	987	—	987
	74,244	8,404	3,078	—	85,726	190	361	987	—	1,538
Other
RMS 1-6	877	36	—	—	913	9	1	—	—	10
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	70	—	70	—	—	16	—	16
	877	36	70	—	983	9	1	16	—	26
CMS 1-10	54,098	—	—	—	54,098	—	—	—	—	—
CMS 11-14	3	—	—	—	3	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	54,103	—	—	—	54,103	—	—	—	—	—
Central overlay	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	440,924	46,034	6,184	11,886	505,028	1,186	1,621	1,675	190	4,672

In respect of:
Retail	311,700	37,594	3,036	11,886	364,216	587	1,259	672	190	2,708
Commercial Banking	74,244	8,404	3,078	—	85,726	190	361	987	—	1,538
Other[1]	54,980	36	70	—	55,086	409	1	16	—	426
Total loans and advances to customers	440,924	46,034	6,184	11,886	505,028	1,186	1,621	1,675	190	4,672
[1]Principally comprises reverse repurchase agreement balances.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 18: Credit quality of loans and advances to banks and customers (continued)

Gross drawn exposures and expected credit loss allowances	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

At 31 December 2020
Loans and advances to banks:
CMS 1-10	10,670	—	—	—	10,670	6	—	—	—	6
CMS 11-14	82	—	—	—	82	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	10,752	—	—	—	10,752	6	—	—	—	6

Loans and advances to customers:
Retail - UK Mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 18: Credit quality of loans and advances to banks and customers (continued)

Gross drawn exposures and expected credit loss allowances (continued)	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

At 31 December 2020
Commercial Banking
CMS 1-10	35,072	191	—	—	35,263	42	2	—	—	44
CMS 11-14	30,821	6,971	—	—	37,792	141	109	—	—	250
CMS 15-18	4,665	6,469	—	—	11,134	96	398	—	—	494
CMS 19	—	685	—	—	685	—	144	—	—	144
CMS 20-23	—	—	3,524	—	3,524	—	—	1,282	—	1,282
	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other
RMS 1-6	871	13	—	—	884	9	1	—	—	10
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	67	—	67	—	—	17	—	17
	871	13	67	—	951	9	1	17	—	27
CMS 1-10	60,985	—	—	—	60,985	—	—	—	—	—
CMS 11-14	238	—	—	—	238	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	61,225	—	10	—	61,235	—	—	—	—	—
Central overlay	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial Banking	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other[1]	62,096	13	77	—	62,186	409	1	17	—	427
Total loans and advances to customers	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760
[1]Principally comprises reverse repurchase agreement balances.